Employee Benefit Plans - Schedule of Costs of Retirement Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Employee benefit plan expense	$ 1,440	$ 1,203	$ 1,117